UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	June 30, 2000

Check here if Amendment [X]; Amendment Number: __2__
	This Amendment (Check only one.):	[X] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		2325-A Coit Road
			Plano, Texas 75075

Form 13F File Number:	28-05311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Mark Robinson
Title:		Investment Officer
Phone:		972-985-7162

Signature, Place, and Date of Signing:

________________________	________________		________
	[Signature]			[City, State]			[Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager
	reported in this report.)

[ ]	13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:	___0___

Form 13F Information Table Entry Total:	____50_____

Form 13F Information Table Value Total:	_$84,619,250.45_

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE

Name of Issuer         Title Cusip     Market ValShares  SH/InvestmeSole Voti

Name of Issuer         Title Cusip     Market Value Shares     SH/InvestmeSole Voti

Nokia ADR               COM  654902204  6,040,440.00 120,960.00SH   SOLE     Yes
Charles Schwab          COM  808513105  5,539,500.19 164,743.50SH   SOLE     Yes
Texas Instruments       COM  882508104  4,935,402.94  71,853.00SH   SOLE     Yes
EMC                     COM  268648102  4,201,710.75  54,612.00SH   SOLE     Yes
Schlumberger            COM  806857108  3,511,479.37  47,055.00SH   SOLE     Yes
Dell Computer           COM  247025109  3,428,698.12  69,530.00SH   SOLE     Yes
Southwest Airlines      COM  844741108  2,913,230.92 153,833.98SH   SOLE     Yes
Citigroup               COM  172967101  2,905,435.75  48,223.00SH   SOLE     Yes
Cisco Systems           COM  17275R102  2,747,425.50  43,224.00SH   SOLE     Yes
Vodafone Airtouch ADR   COM  92857T107  2,649,223.69  63,933.00SH   SOLE     Yes
Microsoft               COM  594918104  2,563,680.00  32,046.00SH   SOLE     Yes
American Express        COM  025816109  2,514,979.12  48,249.00SH   SOLE     Yes
Home Depot              COM  437076102  2,468,510.23  49,432.00SH   SOLE     Yes
Philips Electronics ADR COM  500472204  2,391,625.00  50,350.00SH   SOLE     Yes
United Parcel Service   COM  911312106  2,147,895.00  36,405.00SH   SOLE     Yes
Gap                     COM  364760108  2,105,875.00  67,388.00SH   SOLE     Yes
Concord EFS             COM  206197105  2,065,050.00  79,425.00SH   SOLE     Yes
Walt Disney             COM  254687106  1,884,773.81  48,561.00SH   SOLE     Yes
Alcoa                   COM  013817101  1,771,900.00  61,100.00SH   SOLE     Yes
Interpublic Grp         COM  460690100  1,689,040.00  39,280.00SH   SOLE     Yes
Honeywell               COM  438516106  1,683,566.50  49,976.00SH   SOLE     Yes
Yahoo!                  COM  984332106  1,577,424.25  12,734.00SH   SOLE     Yes
Masco                   COM  574599106  1,567,463.75  86,780.00SH   SOLE     Yes
Kansas City Southern    COM  485170302  1,541,832.19  17,385.00SH   SOLE     Yes
Universal Forest Prods. COM  913543104  1,509,200.00 109,760.00SH   SOLE     Yes
HSBC Holdings ADR       COM  404280406  1,475,668.12  25,470.00SH   SOLE     Yes
FedEx                   COM  31304N107  1,449,700.00  38,150.00SH   SOLE     Yes
NIKE                    COM  654106103  1,394,631.87  35,030.00SH   SOLE     Yes
Emerson Electric        COM  291011104  1,383,613.87  22,917.00SH   SOLE     Yes
Time Warner             COM  887315109  1,157,328.00  15,228.00SH   SOLE     Yes
Juniper Networks        COM  48203R104  1,116,464.37   7,670.00SH   SOLE     Yes
Martin Marietta Matrls  COM  573284106  1,111,667.31  27,491.00SH   SOLE     Yes
America Online          COM  02364J104    944,488.75  17,905.00SH   SOLE     Yes
Redback Networks        COM  757209101    937,898.50   5,236.00SH   SOLE     Yes
Level 3 Communications  COM  52729N100    859,144.00   9,763.00SH   SOLE     Yes
Perot Systems           COM  714265105    729,905.00  66,355.00SH   SOLE     Yes
Exxon Mobil             COM  316390699    448,401.38   5,712.12SH   SOLE     Yes
Alliant Energy          COM  018802108    437,398.00  16,823.00SH   SOLE     Yes
Intel                   COM  458140100    419,377.69   3,137.00SH   SOLE     Yes
Sun Microsystems        COM  866810104    399,397.50   4,392.00SH   SOLE     Yes
Transocean Sedco        COM  G90078109    361,237.50   6,760.00SH   SOLE     Yes
Martha Stewart Omnimedi COM  573083102    355,410.00  16,155.00SH   SOLE     Yes
Data Return             COM  23785M104    317,492.00  10,948.00SH   SOLE     Yes
Abercrombie & Fitch     COM  002896207    280,434.37  23,010.00SH   SOLE     Yes
Lucent Technologies     COM  549463107    246,183.89   4,155.00SH   SOLE     Yes
Oracle                  COM  68389X105    210,156.25   2,500.00SH   SOLE     Yes
Costco Wholesale        COM  22160K105    208,890.00   6,330.00SH   SOLE     Yes
Pacific Century Cyberwo COM  Y6801N100     19,000.00  10,000.00SH   SOLE     Yes
